Investments	12 Months Ended
Dec. 31, 2024
Investments, Financial Assets [Abstract]
Investments	14 Investments
(a) Investments

	2024	2023
	$m	$m
Cost
At 1 January	16.2	16.4
Additions	5.1	0.2
Revaluation of investments held at FVTOCI	3.4	—
Change in value of investments held at FVTPL	—	(0.4)
Disposals	(0.7)	—
At 31 December	24.0	16.2

Listed investments	12.6	10.7
Unlisted investments	11.4	5.5
At 31 December	24.0	16.2
Investments mainly comprise shares and seats held in clearing houses which are deemed relevant to the Group’s trading activities and are classified as FVTOCI financial assets and recorded at fair value, with changes in fair value reported in equity within the revaluation reserve. The fair value for these investments is based on valuations as disclosed in note 31.
On 25 September 2024 the Group invested $5m in return for a 1.2% stake in Key Carbon, representing a minority stake in Key Carbon Ltd (Key Carbon) and providing financing for carbon offset projects. Key Carbon sources and finance carbon credit projects and provides ongoing governance, monitoring and operational support to ensure its projects are held to the highest quality and integrity standards. The investment provides Marex with access to a wider carbon client base as well as future streams of carbon credits which will grow the environmentals business and support clients through the low carbon transition. As the Group has a minority stake without significant influence and it is not held for trading, the equity investment in Key Carbon is accounted for as an investment in equity designated at
FVTOCI.